Major Customer and Concentrations of Credit Risk (Details)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Major Customer and Concentrations of Credit Risk [Abstract]
Percentage of revenue from Tesoro	90.00%	87.00%